FHLB Advances and Other Borrowings - Other Borrowings (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Other borrowings	$ 0	$ 0
Repurchase agreements with customers	0	0
Weighted average interest rate at end of year	0.00%	0.00%	0.00%
Weighted daily average interest rate during the year	0.00%	0.00%	3.71%
Daily average of securities sold under agreements to repurchase	0	0	692,896,000
Maximum securities sold under agreements to repurchase at any month end	0	0	800,000,000
Interest expense during the year	$ 0	$ 0	$ 25,693,000